Consolidated Statement of Financial Position - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Assets
Cash and deposits with financial institutions	$ 52,942	$ 62,269
Precious metals	3,622	3,191
Trading assets
Securities	93,047	85,474
Loans	13,161	14,334
Other	748	454
Total trading assets	106,956	100,262
Financial instruments designated at fair value through profit or loss	14	12
Securities purchased under resale agreements and securities borrowed	127,959	104,018
Derivative financial instruments	32,161	37,558
Investment securities	77,986	78,396
Loans
Residential mortgages	258,649	253,357
Personal loans	96,650	96,019
Credit cards	17,124	16,485
Business and government	198,793	191,038
Loans and receivables gross	571,216	556,899
Allowance for credit losses	5,111	5,065
Loans and receivables	566,105	551,834
Other
Customers' liability under acceptances, net of allowance	18,737	16,329
Property and equipment	2,680	2,684
Investments in associates	5,184	4,850
Goodwill and other intangible assets	17,864	17,719
Deferred tax assets	2,047	1,938
Other assets	20,026	17,433
Other Assets	66,538	60,953
Total assets	1,034,283	998,493
Deposits
Personal	221,921	214,545
Business and government	434,749	422,002
Financial institutions	34,209	39,987
Deposits	690,879	676,534
Financial instruments designated at fair value through profit or loss	9,907	8,188
Other
Acceptances	18,746	16,338
Obligations related to securities sold short	31,621	32,087
Derivative financial instruments	35,970	37,967
Obligations related to securities sold under repurchase agreements and securities lent	116,527	101,257
Subordinated debentures	7,492	5,698
Other liabilities	53,975	52,744
Other Liabilities	264,331	246,091
Total liabilities	965,117	930,813
Common equity
Retained earnings	42,236	41,414
Accumulated other comprehensive income (loss)	1,587	992
Other reserves	406	404
Total common equity	62,525	61,044
Total equity attributable to equity holders of the Bank	66,409	65,228
Non-controlling interests in subsidiaries	2,757	2,452
Total equity	69,166	67,680
Total liabilities and equity	1,034,283	998,493
Common shares [member]
Common equity
Common shares	18,296	18,234
Preference shares [member]
Common equity
Preferred shares and other equity instruments	$ 3,884	$ 4,184